CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 3,474,017	$ 4,505,510	$ 9,948,651
Add: Net (loss)/income attributable to non-controlling interest	0	(16,753)	5,057
Net income before allocation of non-controlling interest	3,474,017	4,488,757	9,953,708
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	1,088,743	574,252	395,505
Amortization of land use right	6,724	6,556	6,405
Amortization of intangible assets	493,389	481,029	469,949
Impairment of construction in progress	0	63,502	0
Provision for doubtful debts	235,755	213,457	0
Loss on write off of property, plant and equipment	0	93,699	0
Changes in assets and liabilities:
Accounts receivable	(8,007,139)	(6,138,248)	(4,615,056)
Inventories	6,803,946	(737,319)	(6,534,420)
Prepaid expenses and other deposits	(3,461,225)	(3,953,050)	1,265,192
VAT tax receivable	105,785	(139,737)	(61,385)
Accounts payable	(2,230,681)	8,107,030	972,090
Accrued liabilities and other payables	74,042	359,767	584,441
Advances from unrelated parties	159,500	325,434	257,034
Income tax payable	(114,568)	(73,446)	(732,097)
Net cash (used in)/provided by operating activities	(1,371,712)	3,671,683	1,961,366
Cash flows from investing activities:
Purchase of property, plant and equipment	(362,405)	(5,306,929)	(705,817)
Cash paid for construction in progress	0	(21,873)	(241,622)
Net cash used in investing activities	(362,405)	(5,328,802)	(947,439)
Cash flows from financing activities:
Increase in restricted cash	(4,606,092)	(1,585,172)	(322,173)
Advances to related companies	(2,000,666)	(3,207,937)	(510,335)
Repayment to related companies	10,921,318	3,506,266	0
Proceeds from bank loans	20,387,195	17,533,673	13,430,231
Repayment of bank loans	(17,466,870)	(16,839,007)	(12,529,814)
Proceeds from short term loans	0	560,406	0
Repayment of short term loans	(574,806)	0	0
Net cash provided by/(used in) financing activities	6,660,079	(31,771)	67,909
Net increase/(decrease) in cash	4,925,962	(1,688,890)	1,081,836
Effect on change of exchange rates	161,769	240,863	893,517
Cash as of January 1	2,959,219	4,407,246	2,431,893
Cash as of December 31	8,046,950	2,959,219	4,407,246
Supplemental disclosures of cash flow information:
Interest paid	1,271,295	966,800	676,029
Income tax paid	$ 828,893	$ 1,212,147	$ 2,528,828